UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
1200 SEVENTEENTH STREET, SUITE 850
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 6/30/2008

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 86.4%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,531,952
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	849,380
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	2,644,974
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,777,960
3,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% yield to call 8.125% due 12/1/2037	3,167,550
1,602,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,602,000
4,830,000	Base Village Metropolitan District No 2 Limited Tax Variable Rate Senior Bonds Series 2008A, 1.55% as of 7.1.08 due 12/1/2038 (h)	4,830,000
6,510,000	Base Village Metropolitan District No 2 Limited Tax Variable Rate Junior Bonds Series 2008B, 1.55% as of 7.1.08 due 12/1/2038 (h)	6,510,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	866,560
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	698,376
5,080,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,177,384
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,307,600
4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,987,002
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
3,570,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A and B, 8.00% due 12/1/2019-22 (b)	3,835,287
2,500,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022 (b)	2,876,975
6,000,000	Bromley Park Metropolitan District No.2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2022	7,040,160
3,971,000	Bromley Park Metropolitan District No.2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028	4,753,922
4,750,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 1.80% due 7/1/2032 (h)	4,750,000
9,230,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 2.30% due 7/1/2032 (h)	9,230,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	436,905
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	27,120
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008 (a)(i)	39,550
1,805,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	1,835,161
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,641

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,368,585
3,200,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Liberty Common School Project) Series 1998, 6.95% due 8/15/2019 (b)	3,219,008
840,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	856,061
1,090,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,022,551
235,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	250,960
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	4,506,800
1,965,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,266,667
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project Series 2004, 7.375% to yield 7.45% due 3/1/2035	803,251
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.650% due 1/1/2037(h)	437,900
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,302,292
5,585,000	Colorado Housing and Finance Authority Multi-family/Project Class I Adjustable Rate 2000 Series A-1, 1.570% due 10/1/2030 (h)	5,585,000
4,980,000	Colorado Housing and Finance Authority Multi-Family/Project Class III Adjustable Rate 2000 Series A-1, 3.650% due 4/1/2030 (h)	4,980,000
12,165,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-2, 1.570% due 5/1/2031 (h)	12,165,000
25,380,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Housing Insured Mortgage Revenue 2002 Series AA, 3.650% due 10/1/2030 (h)	25,380,000
1,200,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-2, 1.570% due 5/1/2036 (h)	1,200,000
11,840,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 1.570% due 5/1/2034 (h)	11,840,000
4,050,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 1.570% due 11/1/2034 (h)	4,050,000
11,365,000	Colorado Housing and Finance Authority Multi-Family/ Project Class III Adjustable Rate 2006 Series A-3, 3.650% due 10/1/2036 (h)	11,365,000
28,220,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series B-2, 1.570% due 11/1/2034 (h)	28,220,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
6,070,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 1.570% due 11/1/2034 (h)	6,070,000
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	22,615,000
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	7,505,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 1.550% due 12/1/2028 (h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027 (b)	2,953,905
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034 (b)	4,353,892
1,200,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 1.580% due 12/1/2036 (h)	1,200,000
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	972,814
3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026 (a)	2,358,750
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,225,995
1,740,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,785,518
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	773,062
400,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	389,716
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (c)	6,651,225
5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates, 1.67% due 12/1/2009 (h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates, 1.67% due 12/1/2009 (h)	1,725,000
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	62,000
1,895,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021 (b)	2,189,559
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	5,306,164
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019 (b)	536,535
850,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	862,486
710,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	675,146
860,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	887,030

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,775,640
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023 (b)	6,905,405
640,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	664,486
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	849,380
90,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	91,911
210,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	212,419
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,613,260
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,545,680
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027 (b)	7,635,949
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036 (b)	2,306,634
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028	30,485,000
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993) 7.999% due 6/1/2029	11,580,000
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993) 7.999% due 6/1/2029	11,565,000
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993) 7.999% due 6/1/2029	11,515,000
30,485,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984 10.00% due 7/1/2010 (h)	30,485,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	80,314
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	617,800
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043 (e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	784,290
3,920,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% - 6.125% to yield 7.90% due 12/1/2026-12/1/2035	3,165,206
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	912,195
1,130,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2021	1,311,840
2,740,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020 (b)	3,032,962
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 11.70% due 12/1/2021 (b) (c)	1,727,462

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	864,820
1,335,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,357,067
4,440,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019 (b)	4,759,902
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	2,134,899
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	8,488,260
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	12,467,164
5,620,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021 (b)	6,641,435
3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial Ownership (Centennial East Apartments Project) 2.25% due 12/1/2033 (h)	3,100,000
2,100,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% - 6.50% due 12/1/2025 - 12/1/2035	1,750,976
1,285,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,224,644
138,133	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	142,599
334,438	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	178,761
367,244	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,923
765,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017 (b)	786,872
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	1,498,900
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	773,460
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,553,387
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034 (b)	2,379,980
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016 (b)	579,416
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024 (b)	1,183,540
1,705,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	1,761,043
3,035,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019 (b)	3,286,905
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021 (b)	3,832,273
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021 (b)	3,425,345
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	9,403,300
3,815,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	2,861,250

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertile to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	914,342
5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement Series 2006A, 3.60% due 11/1/2023 (h)	5,504,565
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	9,936,030
9,335,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014	9,056,817
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Bonds, Series 2006, 6.00% due 3/1/2021	18,977,304
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037	7,500,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	418,755
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,811,317
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	449,125

	Total Colorado Municipal Bonds (cost $543,763,105)	$541,749,259

	Colorado Capital Appreciation and Zero Coupon Bonds - 9.7%

27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (b)(d)	$5,096,096
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037 (d)	7,802,385
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	298,605
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010-2031 (d)	2,734,916
18,070,879	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027 (d)	6,123,868
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (b)(d)	1,576,665
16,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	9,502,350
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023 (d)	360,470

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount		Market Value
4,280,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2009-12/1/2023 (d)	2,031,364
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
6,725,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2008-2012 (d)	5,663,097
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037 (d)	2,531,362
8,365,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011 (d)	6,691,414
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037 (d)	5,600,686
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)	1,848,507
8,785,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)	2,719,924

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $62,948,245)	$60,599,841

	Colorado Certificates of Participation - 0.1%

600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	$539,154

	Total Colorado Certificates of Participation Bonds (cost $527,330)	$539,154

	Other Municipal Bonds - 3.8%

3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership 2.25% due 7/1/2037 (h)	$3,740,000
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 16.23% due 4/1/2037 (g)	4,904,915

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES - TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (unaudited)

Face Amount			Market Value
688,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028		687,257
992,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027		908,136
7,425,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial Ownership (Hermitage Apartments Project), 2.25% due 5/1/2031 (h)		7,425,000
5,000,000	Uinta County School District Number 6 G. O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020		6,185,400

	Total Other Municipal Bonds (cost $23,982,816)		$23,850,708

	Colorado Taxable Notes – 0%

227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/09/2002 (a)		$227,347

	Total Colorado Taxable Notes (cost $227,347)		$227,347

	Total investments, at value	92.6%	$626,966,309
	Other assets net of liabilities	7.4	50,103,240

	Net assets	100.0%	$677,069,549

Schedule of Investment June 30, 2008 (unaudited) - (Continued)
Footnotes
(a)	Defaulted or non-income producing based upon the financial condition of the issuer. The face amount of bonds for which the accrual of interest income has been discontinued approximates $13,032,529 and such bonds have a market value of $2,869,383 or less than 1% of net assets, as of June 30, 2008.

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents current interest rate for a step rate bond.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2008. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,794,954 and a market value of $1,722,285 or less than 1% of net assets, respectively, as of June 30, 2008.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. - General Obligation GID - General Improvement District LID - Local Improvement District LTD - Limited

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

/s/ Andrew B. Shaffer
Andrew B. Shaffer,
President, Secretary and Treasurer

Date: August 22, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer
Andrew B. Shaffer,
President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: August 22, 2008

EXHIBIT INDEX
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.